Stockholders' Equity (Deficit) (Details Narrative)										1 Months Ended	12 Months Ended
	Dec. 16, 2020 USD ($) shares	Jun. 22, 2020 USD ($)	May 11, 2020 USD ($) shares	May 07, 2020 USD ($) shares	Apr. 06, 2020 USD ($) shares	Sep. 05, 2019 USD ($)	May 13, 2019 USD ($) $ / shares shares	Apr. 18, 2019 shares	Apr. 05, 2019	Dec. 03, 2020 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Apr. 17, 2020 $ / shares
Reverse stock split								one-for 30 reverse split	one-for 30 reverse split
Preferred stock, shares authorized											20,000,000	20,000,000
Preferred stock, par value | $ / shares											$ 0.001	$ 0.001
Number of stock issued for reverse stock split								16,860
Number of shares issued value | $											$ 1,854,040	$ 1,162,000
Conversion of common stock shares issued, value | $											$ 746,756	$ 217,971
Convertible Note [Member]
Conversion of common stock shares issued												1,931,788
Conversion of common stock shares issued, value | $												$ 200,000
Debt interest | $												$ 18,000
2019 Promissory Note [Member]
Conversion of common stock shares issued			35,824	632,736	735,294
Conversion of common stock shares issued, value | $			$ 9,458	$ 150,000	$ 50,000
Debt interest face amount | $			$ 9,458	$ 2,000
2020 April Promissory Note [Member]
Conversion of common stock shares issued	343,703									5,200,906
Conversion of common stock shares issued, value | $	$ 35,298									$ 500,000
2020 April Promissory Note [Member] | Cavalry Fund I LP [Member]
Conversion rate, stated value | $ / shares													$ 0.064
Purchase Agreement [Member]
Number of shares issued												4,642,108
Commitment shares												333,334
Pro-rata commitment shares												68,532
Number of shares issued value | $												$ 1,160,000
Purchase Agreement [Member] | Cavalry Fund I LP [Member]
Number of shares issued value | $							$ 10,000,000
Purchase agreement terms, description							Cavalry agreed to purchase from the Company, at Company's sole discretion, up to $10,000,000 of common stock (subject to certain limitations) from time to time over a 36-month period.
Shares issued for commitment fee							333,334
Shares issued for commitment fee, value | $							$ 10,000,000
Number of shares register | $							$ 4,374,741
Intraday purchase price, description							The "Intraday Purchase Price" means the lower of: (i) 94% of the lowest sale price on the trading day prior to the applicable Put date, and (ii) 94% of the arithmetic average of the three lowest closing prices for the Company's common stock during the 12 consecutive trading days ending on the Trading Day immediately preceding such Put date.
Aftermarket put price, description							The "Aftermarket Put Price" means: the lower of: (i) the lowest Sale Price on the applicable Put date, and (ii) the arithmetic average of the three lowest closing prices for the Company's common stock during the 12 consecutive trading days ending on the trading day immediately preceding such Put date.
Beneficial ownership limitation percentage							4.99%
Purchase Agreement [Member] | Cavalry Fund I LP [Member] | Put Option [Member]
Number of shares issued value | $							$ 2,000,000
Purchase Agreement [Member] | Cavalry Fund I LP [Member] | Maximum [Member]
Issuable shares of common stock pro rata							583,334
Sale of stock under put option, closing price limitation | $ / shares							$ 0.005
Registration Statement [Member]
Number of shares issued												333,334
Registration Statement [Member] | Pro-rata Commitment [Member]
Number of shares issued												68,532
Registration Statement [Member] | Cavalry Fund I LP [Member]
Number of shares sold												4,374,741
Proceeds from sale of stock | $												$ 1,146,014
Stock issuance cost | $												$ 12,625
Second Registration Statement [Member]
Number of shares issued											6,186,633
Number of shares issued value | $											$ 415,000
Number of shares register | $						$ 6,454,000
Number of shares sold												267,367
Proceeds from sale of stock | $												$ 15,986
Second Registration Statement [Member] | Pro-rata Commitment [Member]
Number of shares issued											24,219
Third Registration Statement [Member]
Number of shares issued											9,045,000
Number of shares issued value | $											$ 1,445,000
Number of shares register | $		$ 9,045,000
Third Registration Statement [Member] | Pro-rata Commitment [Member]
Number of shares issued											84,303
Series A Warrants [Member]
Number of warrants issued												725,564
Proceeds from warrants | $												$ 228,000
Series C-1 Convertible Preferred Stock [Member]
Preferred stock, shares outstanding											29,414	29,414
Conversion of common stock shares issued
Conversion rate, stated value | $ / shares											$ 6.667
Number of stock issued for reverse stock split
Number of shares issued
Number of shares issued value | $
Conversion of common stock shares issued, value | $
Series C-1 Convertible Preferred Stock [Member] | Preferred Stock [Member]
Conversion of common stock shares issued											196,093
Convertible percentage											0.0499